Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Total assets	¥ 67,688,771	¥ 62,267,140	¥ 53,972,363
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Total assets	¥ 10,020,460	¥ 11,344,879	¥ 8,584,459